SEMI-ANNUAL REPORT

                                    [LOGO]

                               SM&R MUTUAL FUNDS

                                 EQUITY FUNDS



                                 GROWTH FUND

                              EQUITY INCOME FUND

                                BALANCED FUND




       "The financial statements contained herein are included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless preceded or
                     accompanied by an effective prospectus."



                                                    Semi-Annual Report
                                                    June 30, 2000

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--0.86%
Boeing Company                   28,000   $  1,170,750
Goodrich (B.F.) Company          22,400        763,000
                                          ------------
                                             1,933,750
AUTO & TRUCK MANUFACTURERS--1.05%
DaimlerChrysler AG                8,541        444,666
Ford Motor Company               24,800      1,066,400
General Motors Corporation       14,700        853,519
                                          ------------
                                             2,364,585
AUTO PARTS MANUFACTURERS--0.24%
Dana Corporation                 23,300        493,669
Visteon Corporation               3,247         39,371
                                          ------------
                                               533,040
BANKS--4.11%
Bank of America
 Corporation                     40,000      1,720,000
Comerica, Incorporated           40,000      1,795,000
Morgan (J.P.) & Company          15,000      1,651,875
PNC Financial Services
 Group                           30,000      1,406,250
U.S. Bancorp                     60,700      1,168,475
Wells Fargo Company              40,000      1,550,000
                                          ------------
                                             9,291,600
BEVERAGES--1.98%
Anheuser-Busch Companies,
 Incorporated                    37,000      2,763,438
Coca-Cola Company                30,000      1,723,125
                                          ------------
                                             4,486,563
BIO/SPECIALTY PHARMACEUTICALS--3.36%
Amgen Incorporated*              17,900      1,257,475
Biogen, Incorporated*            11,600        748,200
Enzon, Incorporated*             28,400      1,207,000
Genentech, Incorporated*          7,000      1,204,000
Immunex Corporation*             21,300      1,053,019
Pharmacia Corporation            41,200      2,129,525
                                          ------------
                                             7,599,219
CHEMICALS--0.66%
Praxair, Incorporated            40,000      1,497,500
COMMUNICATION EQUIPMENT--5.92%
Lucent Technologies,
 Incorporated                    69,162      4,097,848
Nortel Networks
 Corporation                    136,000      9,282,000
                                          ------------
                                            13,379,848
COMPUTER RELATED--13.19%
Apple Computer,
 Incorporated*                   48,400      2,534,950
Cisco Systems,
 Incorporated*                  112,800      7,169,850
EMC Corporation*                 90,000      6,924,375
Network Appliance,
 Incorporated*                    7,600        611,800
Sun Microsystems,
 Incorporated*                  138,200     12,567,562
                                          ------------
                                            29,808,537

COMMON STOCK                   SHARES        VALUE
COMPUTER SOFTWARE/SERVICES--8.13%
Exodus Communications,
 Incorporated*                    9,600   $    442,200
Inktomi Corporation*              4,900        579,425
Microsoft Corporation*           74,800      5,984,000
Novell, Incorporated*           166,000      1,535,500
Oracle Corporation*               9,400        790,188
Peregrine Systems,
 Incorporated*                   12,200        423,188
QLogic Corporation*               5,600        369,950
VERITAS Software
 Corporation*                    71,850      8,120,171
ZipLink, Incorporated*           20,000        120,000
                                          ------------
                                            18,364,622
COSMETICS/TOILETRIES--1.12%
Procter & Gamble Company         44,200      2,530,450
DIVERSIFIED--0.43%
Minnesota Mining and
 Manufacturing Company           11,900        981,750
DRUGS--4.70%
American Home Products
 Corporation                     42,700      2,508,625
Bristol-Myers Squibb
 Company                         37,400      2,178,550
Merck & Company,
 Incorporated                    40,000      3,065,000
Pfizer, Incorporated             59,800      2,870,400
                                          ------------
                                            10,622,575
ELECTRIC POWER--1.75%
Calpine Corporation*             60,200      3,958,150
ELECTRICAL EQUIPMENT--5.30%
General Electric Company        189,000     10,017,000
Solectron Corporation*           46,600      1,951,375
                                          ------------
                                            11,968,375
ELECTRONICS--0.97%
PMC-Sierra, Incorporated*         4,300        764,056
Vitesse Semiconductor
 Corporation*                     8,800        647,350
Xilinx, Incorporated*             9,600        792,600
                                          ------------
                                             2,204,006
EXPLORATION/DRILLING--1.26%
Global Marine,
 Incorporated*                   32,000        902,000
Kerr-McGee Corporation           13,000        766,187
Tidewater, Incorporated          17,000        612,000
Union Pacific Resources
 Group, Incorporated             25,408        558,976
                                          ------------
                                             2,839,163

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE
FINANCIAL SERVICES--5.41%
American General
 Corporation                     20,000   $  1,220,000
Citigroup, Incorporated         119,250      7,184,812
Countrywide Credit
 Industries, Incorporated        44,000      1,333,750
Morgan Stanley, Dean
 Witter, Discover and
 Company                         30,000      2,497,500
                                          ------------
                                            12,236,062
FOOD PRODUCERS--3.26%
IBP, Incorporated                58,000        895,375
Interstate Bakeries
 Corporation                     66,000        924,000
McCormick & Company,
 Incorporated                    58,000      1,885,000
Smithfield Foods,
 Incorporated*                   65,000      1,824,062
Universal Foods
 Corporation                    100,000      1,850,000
                                          ------------
                                             7,378,437
FOOD RETAILERS--1.65%
Albertson's, Incorporated        40,000      1,330,000
Safeway, Incorporated*           53,000      2,391,625
                                          ------------
                                             3,721,625
FURNITURE/APPLIANCES/TOOLS--0.66%
Black & Decker Corporation       38,200      1,501,737
HOMEBUILDING/SUPPLIES--0.29%
Centex Corporation               27,700        650,950
INSURANCE COMPANIES--1.49%
CIGNA Corporation                33,000      3,085,500
Conseco, Incorporated            28,800        280,800
                                          ------------
                                             3,366,300
LEISURE TIME/GAMING--0.42%
Brunswick Corporation*           57,000        944,062
MEDICAL PRODUCTS/SUPPLIES--2.97%
Beckman Coulter,
 Incorporated                    18,000      1,050,750
Johnson & Johnson                30,000      3,056,250
Medtronic, Incorporated          21,400      1,065,987
Molecular Devices
 Corporation*                    22,100      1,529,044
                                          ------------
                                             6,702,031
METALS & MINING--1.08%
Alcoa Incorporated               45,200      1,310,800
Newmont Mining Corporation       52,000      1,124,500
                                          ------------
                                             2,435,300
MANUFACTURING-DIVERSIFIED--0.92%
Tyco International LTD           44,000      2,084,500
NATURAL GAS--2.63%
Enron Corporation                92,000      5,934,000
OIL DOMESTIC--1.47%
Unocal Corporation              100,000      3,312,500

COMMON STOCK                   SHARES        VALUE
OIL INTERNATIONAL--4.52%
BP Amoco p.l.c. ADR              60,000   $  3,393,750
Chevron Corporation              44,000      3,731,750
Royal Dutch Petroleum
 Company ADR                     50,000      3,078,125
                                          ------------
                                            10,203,625
RETAIL - DISCOUNT--1.53%
Wal-Mart Stores,
 Incorporated                    60,000      3,457,500
RETAIL - GENERAL--0.82%
Federated Department
 Stores, Incorporated*           37,000      1,248,750
J. C. Penney Company,
 Incorporated                    33,200        612,125
                                          ------------
                                             1,860,875
RETAIL - SPECIALTY--0.69%
Group 1 Automotive,
 Incorporated*                   70,000        840,000
Lowe's Companies,
 Incorporated                    17,500        718,594
                                          ------------
                                             1,558,594
SEMICONDUCTORS--4.40%
Broadcom Corporation
 (Class A)*                       3,300        722,494
Conexant Systems,
 Incorporated*                    5,200        252,850
Intel Corporation                67,000      8,957,062
                                          ------------
                                             9,932,406
SPECIALTY PRINTING/SERVICES--0.49%
Banta Corporation                58,000      1,098,375
STEEL--0.34%
USX-U. S. Steel Group            42,000        779,625
TELECOM - CELLULAR--0.24%
Nextel Communications,
 Incorporated (Class A)*          9,000        550,688
TELECOM - LONG DISTANCE--3.47%
AT&T Corporation                136,660      4,321,872
WorldCom, Incorporated*          76,500      3,509,438
                                          ------------
                                             7,831,310
TELEPHONE--3.44%
Alltel Corporation               47,000      2,911,062
NEXTLINK Communications,
 Incorporated (Class A)*         12,000        455,250
U S West, Incorporated New       51,365      4,404,549
                                          ------------
                                             7,770,861
TRUCKING & SHIPPING--0.34%
USFreightways Corporation        31,000        761,438
                                          ------------
             TOTAL COMMON STOCK--97.56%
                    (Cost $135,982,663)    220,436,534
                                          ------------

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

                                FACE
COMMERCIAL PAPER               AMOUNT        VALUE
EXPLORATION/DRILLING--0.81%
Anadarko Petroleum
 Corporation, 7.15%,
 07/07/00                    $1,833,000   $  1,830,815
FINANCIAL SERVICES--0.77%
Dana Credit Corporation,
 7.10%, 07/06/00              1,250,000      1,248,767
Ford Motor Credit Company,
 6.77%, 07/03/00                506,000        505,810
                                          ------------
                                             1,754,577
                                          ------------
FOOD PRODUCERS--0.68%
ConAgra, Incorporated,
 6.92%, 07/05/00              1,536,000      1,534,818
                                          ------------
          TOTAL COMMERCIAL PAPER--2.26%
                      (Cost $5,120,210)      5,120,210
                                          ------------
              TOTAL INVESTMENTS--99.82%
                    (Cost $141,102,873)    225,556,744
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.18%        397,424
                                          ------------
                    NET ASSETS--100.00%   $225,954,168
                                          ============
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

ASSETS
Investments in securities, at value                           $225,556,744
Cash                                                               228,975
Prepaid Expenses                                                    31,788
Receivable for:
  Capital stock sold                                                68,046
  Dividends                                                        174,976
  Expense reimbursement                                                117
Other assets                                                        95,123
                                                              ------------
                                                TOTAL ASSETS   226,155,769
                                                              ------------
LIABILITIES
Capital stock reacquired                                            26,303
Accrued:
  Investment advisory fee                                           86,261
  Service fee                                                       40,057
  Distribution fee                                                   9,293
Other liabilities                                                   39,687
                                                              ------------
                                           TOTAL LIABILITIES       201,601
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $225,954,168
                                                              ============
NET ASSETS:
Class A                                                       $  5,792,544
--------------------------------------------------------------------------
Class B                                                       $  2,898,648
--------------------------------------------------------------------------
Class C                                                       $    185,407
--------------------------------------------------------------------------
Class T                                                       $217,077,569
--------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $225,954,168
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   200,000,000
  Outstanding                                                      888,291
--------------------------------------------------------------------------
Class B:
  Authorized                                                   200,000,000
  Outstanding                                                      448,218
--------------------------------------------------------------------------
Class C:
  Authorized                                                   200,000,000
  Outstanding                                                       27,398
--------------------------------------------------------------------------
Class T:
  Authorized                                                   100,000,000
  Outstanding                                                   33,013,463
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $       6.52
  Offering price per share: (Net Assets value of $6.52 /
   95.00%)                                                    $       6.86
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $       6.47
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $       6.77
  Offering price per share: (Net Assets value of $6.77 /
   99.00%)                                                    $       6.84
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $       6.58
  Offering price per share: (Net Assets value of $6.58 /
   94.25%)                                                    $       6.98
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

INVESTMENT INCOME
Dividends                                                       $  1,127,851
Interest                                                             468,973
                                                                ------------
                                     TOTAL INVESTMENT INCOME       1,596,824
EXPENSES
Investment advisory fees                                             525,616
Service fees                                                         243,825
Professional fees                                                     23,711
Custodian and transactions fees                                       44,197
Directors' fees                                                       11,657
Qualification fees                                                    21,440
Shareholder reporting expenses                                        27,959
Insurance expenses                                                    17,863
Distribution fees                                                     15,097
                                                                ------------
                                              TOTAL EXPENSES         931,365
                                    LESS EXPENSES REIMBURSED            (711)
                                                                ------------
                                                NET EXPENSES         930,654
                                                                ------------
INVESTMENT INCOME--NET                                               666,170
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                11,557,617
  Change in unrealized depreciation of investments for the
   period                                                        (16,650,505)
                                                                ------------
NET LOSS ON INVESTMENTS                                           (5,092,888)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (4,426,718)
                                                                ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2000             1999
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    666,170     $    900,553
  Net realized gain on investments                                11,557,617       10,640,352
  Change in unrealized appreciation (depreciation)               (16,650,505)      35,737,960
                                                                ------------     ------------
  Net increase (decrease) in net assets resulting from
   operations                                                     (4,426,718)      47,278,865
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
  Class A                                                            (10,054)          (4,775)
  Class B                                                                 --               --
  Class C                                                                 --               --
  Class T                                                           (660,971)        (860,216)
Capital gains
  Class A                                                            (43,016)        (138,389)
  Class B                                                            (21,611)         (57,657)
  Class C                                                             (1,341)          (4,941)
  Class T                                                         (1,606,450)      (8,774,058)
                                                                ------------     ------------
    Total distributions to shareholders                           (2,343,443)      (9,840,036)
CAPITAL SHARE TRANSACTIONS--NET
  Class A                                                          2,125,667        3,388,463
  Class B                                                          1,383,365        1,388,166
  Class C                                                             58,272          115,090
  Class T                                                         (6,503,278)      (9,779,453)
                                                                ------------     ------------
    Total net capital share transactions                          (2,935,974)      (4,887,734)
                                                                ------------     ------------
TOTAL INCREASE (DECREASE)                                         (9,706,135)      32,551,095
NET ASSETS
  Beginning of period                                            235,660,303      203,109,208
                                                                ------------     ------------
  End of period                                                 $225,954,168     $235,660,303
                                                                ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. SM&R GROWTH FUND

                                                                           CLASS T SHARES
                                    ---------------------------------------------------------------------------------------------
                                     (UNAUDITED)
                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,                                 YEAR ENDED DECEMBER 31,
                                    -------------   -----------------------------------------------------------------------------
                                        2000            1999            1998            1997            1996            1995
                                    -------------   -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning
       of Period                    $   6.77        $   5.69        $   5.24        $   4.95        $   4.39        $   3.83
      Investment income--net            0.02            0.03            0.04            0.06            0.05            0.08
      Net realized and unrealized
       gain (loss) on investments      (0.14)           1.35            0.85            1.03            0.73            0.88
                                    --------        --------        --------        --------        --------        --------
             Total from Investment
                        Operations     (0.12)           1.38            0.89            1.09            0.78            0.96
      Less distributions from
        Investment income--net         (0.02)          (0.03)          (0.04)          (0.06)          (0.05)          (0.08)
        Capital gains                  (0.05)          (0.27)          (0.40)          (0.74)          (0.17)          (0.32)
                                    --------        --------        --------        --------        --------        --------
               Total Distributions     (0.07)          (0.30)          (0.44)          (0.80)          (0.22)          (0.40)
                                    --------        --------        --------        --------        --------        --------
      Net Asset Value, End of
       Period                       $   6.58        $   6.77        $   5.69        $   5.24        $   4.95        $   4.39
                                    ========        ========        ========        ========        ========        ========
                    Total Return @     (1.79)%**       24.49 %         18.35 %         22.24 %         17.64 %         25.20 %
                                    ========        ========        ========        ========        ========        ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)              $217,078        $230,203        $203,109        $178,344        $152,758        $134,821
      Ratio of expenses to average
       net assets                       0.81 %*         0.87 %          0.85 %          0.96 %          1.15 %          0.98 %
      Ratio of net investment
       income to average net
       assets                           0.62 %*         0.44 %          0.69 %          1.03 %          1.02 %          1.67 %
      Portfolio turnover rate          10.42 %         16.13 %         27.31 %         46.79 %         18.72 %         37.00 %

                                   CLASS A SHARES                 CLASS B SHARES                  CLASS C SHARES
                             ---------------------------   -----------------------------   -----------------------------
                                           PERIOD FROM                     PERIOD FROM                     PERIOD FROM
                             (UNAUDITED)   JANUARY 1,      (UNAUDITED)     JANUARY 1,      (UNAUDITED)     JANUARY 1,
                             SIX MONTHS      1999          SIX MONTHS        1999          SIX MONTHS        1999
                              ENDED           TO             ENDED            TO             ENDED            TO
                             JUNE 30,      DECEMBER 31,    JUNE 30,        DECEMBER 31,    JUNE 30,        DECEMBER 31,
                              -------        -------         -------         -------         -------         -------
                                2000           1999            2000            1999            2000            1999
                             -----------   -------------   -------------   -------------   -------------   -------------
      Net Asset Value,
       Beginning of Period    $  6.73        $  5.69         $  6.66         $  5.69         $  6.91         $  5.69
      Investment
       income--net               0.01           0.01              --              --           (0.02)             --
      Net realized and
       unrealized gain
       (loss) on
       investments              (0.16)          1.30           (0.14)           1.24           (0.07)           1.49
                              -------        -------         -------         -------         -------         -------
      Total from Investment
                 Operations     (0.15)          1.31           (0.14)           1.24           (0.09)           1.49
      Less distributions
       from
        Investment income--
         net                    (0.01)            --              --              --              --              --
      Capital gains             (0.05)         (0.27)          (0.05)          (0.27)          (0.05)          (0.27)
                              -------        -------         -------         -------         -------         -------
        Total Distributions     (0.06)         (0.27)          (0.05)          (0.27)          (0.05)          (0.27)
                              -------        -------         -------         -------         -------         -------
      Net Asset Value, End
       of Period              $  6.52        $  6.73         $  6.47         $  6.66         $  6.77         $  6.91
                              =======        =======         =======         =======         =======         =======
         Total Return @ **      (2.22)%       23.45%           (2.12)%        22.04%           (1.32)%        26.44%
                              =======        =======         =======         =======         =======         =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of
       period (000's
       omitted)               $ 5,792        $ 3,776         $ 2,899         $ 1,547         $   185         $   134
      Ratio of expenses
       with reimbursement
       to average net
       assets *                  1.21 %         1.51 %          1.82 %          2.01 %          2.25 %          2.26 %
      Ratio of expenses
       without
       reimbursement to
       average net
       assets *                    --             --              --              --           3.00%              --
      Ratio of net
       investment income to
       average net
       assets *                  0.20 %        (0.19)%         (0.42)%         (0.69)%         (0.85)%         (0.94)%
      Portfolio turnover
       rate                     10.42 %        16.13 %         10.42 %         16.13 %         10.42 %         16.13 %

*   Ratios annualized

@  Does not include the effect of sales charge

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

COMMON STOCK                   SHARES        VALUE
AEROSPACE/DEFENSE--1.92%
Boeing Company                   18,600   $    777,713
Goodrich (B.F.) Company          75,000      2,554,688
                                          ------------
                                             3,332,401
AUTO & TRUCK MANUFACTURERS--2.18%
Ford Motor Company               50,381      2,166,383
General Motors Corporation       28,000      1,625,750
                                          ------------
                                             3,792,133
AUTO PARTS MANUFACTURERS--0.33%
Dana Corporation                 23,000        487,312
Visteon Corporation               6,596         79,981
                                          ------------
                                               567,293
BANKS--6.87%
Bank of America
 Corporation                     60,000      2,580,000
Comerica, Incorporated           34,500      1,548,188
Morgan (J.P.) & Company           9,500      1,046,187
PNC Financial Services
 Group                           33,400      1,565,625
U.S. Bancorp                    121,400      2,336,950
Wells Fargo Company              73,500      2,848,125
                                          ------------
                                            11,925,075
BEVERAGES--2.15%
Anheuser-Busch Companies,
 Incorporated                    50,000      3,734,375

BIO/SPECIALTY PHARMACEUTICALS--0.89%
Amgen Incorporated *             14,400      1,011,600
Biogen, Incorporated *            8,300        535,350
                                          ------------
                                             1,546,950
CHEMICALS--0.73%
Hercules, Incorporated           32,600        458,437
Praxair, Incorporated            21,500        804,906
                                          ------------
                                             1,263,343
COMMUNICATION EQUIPMENT--2.40%
Nortel Networks
 Corporation                     61,000      4,163,250

COMPUTER RELATED--7.15%
Cisco Systems,
 Incorporated *                  52,800      3,356,100
EMC Corporation *                74,400      5,724,150
Sun Microsystems,
 Incorporated *                  36,600      3,328,313
                                          ------------
                                            12,408,563
COMPUTER SOFTWARE/SERVICES--1.75%
Microsoft Corporation *          38,000      3,040,000
DIVERSIFIED--0.38%
Minnesota Mining and
 Manufacturing Company            7,900        651,750

COMMON STOCK                   SHARES        VALUE
DRUGS--8.28%
Bristol-Myers Squibb
 Company                         37,600   $  2,190,200
Merck & Company,
 Incorporated                    33,300      2,551,612
Pfizer, Incorporated             58,800      2,822,400
Schering-Plough
 Corporation                     80,000      4,040,000
Watson Pharmaceuticals,
 Incorporated *                  51,600      2,773,500
                                          ------------
                                            14,377,712
ELECTRIC POWER--1.68%
Constellation Energy Group       26,300        856,394
DTE Energy Company               40,000      1,222,500
UtiliCorp United,
 Incorporated                    42,000        834,750
                                          ------------
                                             2,913,644
EXPLORATION/DRILLING--2.51%
Kerr-McGee Corporation           27,200      1,603,100
Tidewater, Incorporated          40,000      1,440,000
Union Pacific Resources
 Group, Incorporated             60,000      1,320,000
                                          ------------
                                             4,363,100
FINANCIAL SERVICES--8.56%
Citigroup, Incorporated         122,250      7,365,563
Morgan Stanley, Dean
 Witter, Discover and
 Company                         90,000      7,492,500
                                          ------------
                                            14,858,063
FOODS PRODUCERS--4.02%
ConAgra, Incorporated            40,000        762,500
Interstate Bakeries
 Corporation                     73,000      1,022,000
McCormick & Company,
 Incorporated                    70,000      2,275,000
Nabisco Group Holdings
 Corporation                     41,248      1,069,870
Universal Foods
 Corporation                     99,600      1,842,600
                                          ------------
                                             6,971,970
FOODS RETAILERS--1.05%
Albertson's, Incorporated        55,000      1,828,750

FURNITURE/APPLIANCES/TOOLS--2.52%
Black & Decker Corporation       40,000      1,572,500
Whirlpool Corporation            60,000      2,797,500
                                          ------------
                                             4,370,000
INSURANCE COMPANIES--2.15%
CIGNA Corporation                36,600      3,422,100
Conseco, Incorporated            31,100        303,225
                                          ------------
                                             3,725,325
LEISURE TIME/GAMING--0.60%
Brunswick Corporation            63,200      1,046,750

MACHINERY/EQUIPMENT--2.13%
Deere & Company                 100,000      3,700,000

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

COMMON STOCK                   SHARES        VALUE
MEDICAL PRODUCTS/SUPPLIES--3.34%
Abbott Laboratories              43,400   $  1,934,012
Allergan, Incorporated           19,300      1,437,850
Beckman Coulter,
 Incorporated                    18,600      1,085,775
Johnson & Johnson                13,200      1,344,750
                                          ------------
                                             5,802,387
METALS & MINING--0.67%
Phelps Dodge Corporation         31,500      1,171,406
NATURAL GAS--1.82%
Enron Corporation                49,000      3,160,500

OIL INTERNATIONAL--8.12%
BP Amoco p.l.c. ADR              47,110      2,664,659
Chevron Corporation              30,000      2,544,375
Exxon Mobil Corporation          40,000      3,140,000
Royal Dutch Petroleum
 Company ADR                     51,700      3,182,781
Texaco, Incorporated             48,000      2,556,000
                                          ------------
                                            14,087,815
OIL SERVICES--0.86%
Schlumberger Limited             20,000      1,492,500

PAPER/FOREST PRODUCTS--0.55%
Glatfelter (P.H.) Company        94,000        957,625

REAL ESTATE/REITS--4.02%
CenterPoint Properties
 Corporation                     63,000      2,567,250
Crescent Real Estate
 Equities Company                65,000      1,332,500
Hospitality Properties
 Trust                           50,000      1,128,125
Liberty Trust Properties         75,000      1,945,313
                                          ------------
                                             6,973,188

RETAIL-GENERAL--0.71%
J. C. Penney Company,
 Incorporated                    66,400      1,224,250

RETAIL-SPECIALTY--0.31%
Lowe's Companies,
 Incorporated                    13,000        533,812

SEMICONDUCTORS--2.36%
Intel Corporation                30,600      4,090,838

COMMON STOCK                   SHARES        VALUE
SPECIALTY PRINTING/SERVICES--1.37%
Banta Corporation                63,000   $  1,193,063
Deluxe Corporation               50,000      1,178,125
                                          ------------
                                             2,371,188
STEEL--0.90%
Allegheny Technologies,
 Incorporated                    30,000        540,000
LTV Corporation                 200,000        575,000
USX-U. S. Steel Group            24,000        445,500
                                          ------------
                                             1,560,500

TELECOM-CELLULAR--1.79%
GTE Corporation                  50,000      3,112,500

TELECOM-LONG DISTANCE--1.69%
AT&T Corporation                 41,400      1,309,275
WorldCom, Incorporated *         35,350      1,621,681
                                          ------------
                                             2,930,956
TELEPHONE-UTILITY--3.83%
Alltel Corporation               38,250      2,369,109
US West, Incorporated New        50,000      4,287,500
                                          ------------
                                             6,656,609
TOBACCO--3.14%
Philip Morris Companies
 Incorporated                    87,600      2,326,875
R.J. Reynolds Tobacco
 Holdings, Incorporated          77,749      2,172,113
UST, Incorporated                65,000        954,688
                                          ------------
                                             5,453,676
TRUCKING & SHIPPING--0.48%
USFreightways Corporation        34,000        835,125
                                          ------------
             TOTAL COMMON STOCK--96.21%
                    (Cost $134,029,158)    166,995,322
                                          ------------

                                FACE
COMMERCIAL PAPER               AMOUNT        VALUE
ELECTRIC POWER--1.06%
GPU Incorporated, 7.15%,
 07/06/00                    $1,845,000      1,843,167

FINANCIAL SERVICES--0.26%
Ford Motor Credit Company,
 6.77%, 07/03/00                452,000        451,830

FOOD PRODUCERS--0.33%
ConAgra, Incorporated,
 6.92%, 07/05/00                576,000        575,557

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

OIL DOMESTIC--2.14%
Anadarko Petroleum
 Corporation, 7.15%,
 07/07/00                     3,714,000   $  3,709,573
                                          ------------
          TOTAL COMMERCIAL PAPER--3.79%
                      (Cost $6,580,127)      6,580,127
                                          ------------
             TOTAL INVESTMENTS--100.00%
                    (Cost $140,609,285)    173,575,449
            CASH AND OTHER ASSETS, LESS
                     LIABILITIES--0.00%          2,799
                                          ------------
                    NET ASSETS--100.00%   $173,578,248
                                          ============
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

ASSETS
Investments in securities, at value                           $    173,575,449
Cash                                                                    12,356
Prepaid Expenses                                                        31,103
Receivable for:
  Capital stock sold                                                     8,978
  Dividends                                                            374,690
Other assets                                                            62,725
                                                              ----------------
                                                TOTAL ASSETS       174,065,301
                                                              ----------------
LIABILITIES
Capital stock reacquired                                               305,991
Accrued:
  Investment advisory fee                                              101,382
  Service fee                                                           33,262
  Distribution fee                                                      13,144
Other liabilities                                                       33,274
                                                              ----------------
                                           TOTAL LIABILITIES           487,053
                                                              ----------------
               NET ASSETS (applicable to shares outstanding)  $    173,578,248
                                                              ================
NET ASSETS:
Class A                                                       $      5,536,096
------------------------------------------------------------------------------
Class B                                                       $      4,770,018
------------------------------------------------------------------------------
Class C                                                       $        139,337
------------------------------------------------------------------------------
Class T                                                       $    163,132,797
------------------------------------------------------------------------------
  TOTAL NET ASSETS:                                           $    173,578,248
                                                              ================
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                       200,000,000
  Outstanding                                                          224,424
------------------------------------------------------------------------------
Class B:
  Authorized                                                       200,000,000
  Outstanding                                                          196,696
------------------------------------------------------------------------------
Class C:
  Authorized                                                       200,000,000
  Outstanding                                                            5,572
------------------------------------------------------------------------------
Class T:
  Authorized                                                        50,000,000
  Outstanding                                                        6,469,620
------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $          24.67
  Offering price per share: (Net Assets value of $24.67 /
   95.00%)                                                    $          25.97
------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $          24.25
------------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $          25.01
  Offering price per share: (Net Assets value of $25.01 /
   99.00%)                                                    $          25.26
------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $          25.22
  Offering price per share: (Net Assets value of $25.22 /
   94.25%)                                                    $          26.76
------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                     $ 2,152,947
Interest                                                          682,904
                                                              -----------
                                     TOTAL INVESTMENT INCOME    2,835,851
EXPENSES
Investment advisory fees                                          625,901
Service fees                                                      205,469
Professional fees                                                  14,801
Custodian and transactions fees                                    37,392
Directors' fees                                                    11,657
Qualification fees                                                 20,469
Shareholder reporting expenses                                     18,191
Insurance expenses                                                 19,507
Distribution fees                                                  24,368
                                                              -----------
                                              TOTAL EXPENSES      977,755
                                    LESS EXPENSES REIMBURSED         (783)
                                                              -----------
                                                NET EXPENSES      976,972
                                                              -----------
INVESTMENT INCOME--NET                                          1,858,879
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                              6,587,871
  Change in unrealized depreciation of investments for the
   period                                                      (6,601,218)
                                                              -----------
NET LOSS ON INVESTMENTS                                           (13,347)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 1,845,532
                                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2000             1999
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $  1,858,879     $  4,162,424
  Net realized gain on investments                                 6,587,871       14,349,426
  Change in unrealized depreciation                               (6,601,218)     (21,207,921)
                                                                ------------     ------------
  Net increase (decrease) in net assets resulting from
   operations                                                      1,845,532       (2,696,071)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (52,583)         (78,842)
    Class B                                                          (35,002)         (70,041)
    Class C                                                             (674)          (3,669)
    Class T                                                       (1,765,732)      (3,930,511)
  Capital gains
    Class A                                                          (44,719)        (275,259)
    Class B                                                          (39,732)        (286,638)
    Class C                                                           (1,121)         (17,868)
    Class T                                                       (1,301,697)     (12,377,832)
                                                                ------------     ------------
    Total distributions to shareholders                           (3,241,260)     (17,040,660)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                          733,132        5,364,444
    Class B                                                          445,218        4,939,043
    Class C                                                         (131,379)         313,991
    Class T                                                      (23,481,731)     (12,451,982)
                                                                ------------     ------------
    Total net capital share transactions                         (22,434,760)      (1,834,504)
                                                                ------------     ------------
TOTAL DECREASE                                                   (23,830,488)     (21,571,235)
NET ASSETS
  Beginning of period                                            197,408,736      218,979,971
                                                                ------------     ------------
  End of period                                                 $173,578,248     $197,408,736
                                                                ============     ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

 SM&R EQUITY INCOME FUND

                                                                           CLASS T SHARES
                                    ---------------------------------------------------------------------------------------------
                                     (UNAUDITED)
                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,                                 YEAR ENDED DECEMBER 31,
                                    -------------   -----------------------------------------------------------------------------
                                        2000            1999            1998            1997            1996            1995
                                    -------------   -------------   -------------   -------------   -------------   -------------
      Net Asset Value, Beginning
       of Period                    $  25.30        $  28.02        $  26.99        $  25.05        $  22.59        $  18.90
      Investment income--net            0.27            0.54            0.62            0.63            0.58            0.62
      Net realized and unrealized
       gain (loss) on investments       0.11           (0.96)           2.50            4.96            3.10            4.82
                                    --------        --------        --------        --------        --------        --------
             Total from Investment
                        Operations      0.38           (0.42)           3.12            5.59            3.68            5.44
      Less distributions from
        Investment income--net         (0.26)          (0.54)          (0.62)          (0.64)          (0.58)          (0.63)
        Capital gains                  (0.20)          (1.76)          (1.47)          (3.01)          (0.64)          (1.12)
                                    --------        --------        --------        --------        --------        --------
               Total Distributions     (0.46)          (2.30)          (2.09)          (3.65)          (1.22)          (1.75)
                                    --------        --------        --------        --------        --------        --------
      Net Asset Value, End of
       Period                       $  25.22        $  25.30        $  28.02        $  26.99        $  25.05        $  22.59
                                    ========        ========        ========        ========        ========        ========
                     Total Return@      1.53 %**       (1.39 ) %       12.11 %         22.72 %         16.46 %         29.12%
                                    ========        ========        ========        ========        ========        ========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)              $163,133        $187,988        $218,980        $198,687        $165,786        $141,058
      Ratio of expenses to average
       net assets                       1.05 %*         1.05 %          1.01 %          1.05 %          1.10 %          1.12 %
      Ratio of net investment
       income to average net
       assets                           2.11 %*         1.94 %          2.22 %          2.28 %          2.42 %          2.89 %
      Portfolio turnover rate          14.90 %          9.81 %         19.29 %         39.14 %         27.07 %         44.00 %

                                        CLASS A SHARES                   CLASS B SHARES                   CLASS C SHARES
                                ------------------------------   ------------------------------   ------------------------------
                                (UNAUDITED)     PERIOD FROM      (UNAUDITED)     PERIOD FROM      (UNAUDITED)     PERIOD FROM
                                SIX MONTHS    JANUARY 1, 1999    SIX MONTHS    JANUARY 1, 1999    SIX MONTHS    JANUARY 1, 1999
                                   ENDED             TO             ENDED             TO             ENDED             TO
                                 JUNE 30,       DECEMBER 31,      JUNE 30,       DECEMBER 31,      JUNE 30,       DECEMBER 31,
                                -----------   ----------------   -----------   ----------------   -----------   ----------------
                                   2000             1999            2000             1999            2000             1999
                                -----------   ----------------   -----------   ----------------   -----------   ----------------
   Net Asset Value, Beginning
    of Period                   $24.79          $28.02           $24.38          $28.02           $24.90          $28.02
   Investment income--net         0.24            0.58             0.16            0.47            (0.08)           0.38
   Net realized and unrealized
    gain (loss) on investments    0.08           (1.47)            0.09           (1.88)            0.46           (1.36)
                                ------          ------           ------          ------           ------          ------
         Total from Investment
                    Operations    0.32           (0.89)            0.25           (1.41)            0.38           (0.98)
   Less distributions from
     Investment income--net      (0.24)          (0.58)           (0.18)          (0.47)           (0.07)          (0.38)
     Capital gains               (0.20)          (1.76)           (0.20)          (1.76)           (0.20)          (1.76)
                                ------          ------           ------          ------           ------          ------
           Total Distributions   (0.44)          (2.34)           (0.38)          (2.23)           (0.27)          (2.14)
                                ------          ------           ------          ------           ------          ------
   Net Asset Value, End of
    Period                      $24.67          $24.79           $24.25          $24.38           $25.01          $24.90
                                ======          ======           ======          ======           ======          ======
             Total Return @ **    1.30 %         (3.01 ) %         1.04 %         (4.86 ) %         1.54 %         (3.32 ) %
                                ======          ======           ======          ======           ======          ======
   RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
    DATA
   Net Assets, end of period
    (000's omitted)             $5,536          $4,802           $4,770          $4,343           $  139          $  275
   Ratio of expenses with
    reimbursement to average
    net assets *                  1.42 %          1.51 %           1.95 %          2.01 %           2.25 %          2.26 %
   Ratio of expenses without
    reimbursement to average
    net assets *                    --              --               --              --            3.03%              --
   Ratio of net investment
    income to average net
    assets *                      1.70 %          1.53 %           1.19 %          1.03 %           1.01 %          0.78 %
   Portfolio turnover rate       14.90 %          9.81 %          14.90 %          9.81 %          14.90 %          9.81 %

*   Ratios annualized

@   Does not include the effect of sales charge

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

COMMON STOCK                    SHARES        VALUE
AEROSPACE/DEFENSE--0.59%
Boeing Company                     2,200   $    91,988
Goodrich (B.F.) Company            3,136       106,820
                                           -----------
                                               198,808
AUTO & TRUCK MANUFACTURERS--0.94%
Ford Motor Company                 3,300       141,900
General Motors Corporation         3,000       174,187
                                           -----------
                                               316,087
AUTO PARTS MANUFACTURERS--0.15%
Dana Corporation                   2,100        44,494
Visteon Corporation                  432         5,239
                                           -----------
                                                49,733
BANKS--2.35%
Bank of America Corporation        5,000       215,000
Comerica, Incorporated             3,750       168,281
PNC Financial Services Group       3,200       150,000
U.S. Bancorp                       5,300       102,025
Wells Fargo Company                4,000       155,000
                                           -----------
                                               790,306
BEVERAGES--0.67%
Anheuser-Busch Companies,
 Incorporated                      3,000       224,063

BIO/SPECIALTY PHARMACEUTICALS--0.43%
Amgen Incorporated *               1,300        91,325
Biogen, Incorporated *               800        51,600
                                           -----------
                                               142,925
CHEMICALS--0.51%
Hercules, Incorporated             2,800        39,375
Praxair, Incorporated              3,500       131,031
                                           -----------
                                               170,406
COMMUNICATION EQUIPMENT--2.38%
Lucent Technologies,
 Incorporated                      6,600       391,050
Nortel Networks Corporation        6,000       409,500
                                           -----------
                                               800,550
COMPUTER RELATED--7.65%
Cisco Systems, Incorporated*      12,000       762,750
EMC Corporation *                 13,200     1,015,575
Sun Microsystems,
 Incorporated *                    8,700       791,156
                                           -----------
                                             2,569,481
COMPUTER SOFTWARE/SERVICES--3.39%
Microsoft Corporation *            6,700       536,000
Novell, Incorporated *             7,200        66,600
VERITAS Software Corporation*      4,750       536,824
                                           -----------
                                             1,139,424
COSMETICS & TOILETRIES--1.01%
Procter & Gamble Company           5,900       337,775

COMMON STOCK                    SHARES        VALUE
DIVERSIFIED--0.22%
Minnesota Mining and
 Manufacturing Company               900   $    74,250

DRUGS--4.44%
Bristol-Myers Squibb Company       3,500       203,875
Merck & Company,
 Incorporated                      3,100       237,537
Pfizer, Incorporated              11,175       536,400
Schering-Plough Corporation        5,100       257,550
Watson Pharmaceuticals,
 Incorporated *                    4,800       258,000
                                           -----------
                                             1,493,362
ELECTRIC POWER--0.74%
Allegheny Energy,
 Incorporated                      2,100        57,488
DTE Energy Company                 4,000       122,250
UtiliCorp United,
 Incorporated                      3,450        68,569
                                           -----------
                                               248,307
ELECTRICAL EQUIPMENT--3.38%
General Electric Company          16,200       858,600
Solectron Corporation *            6,600       276,375
                                           -----------
                                             1,134,975
EXPLORATION/DRILLING--1.16%
Global Marine, Incorporated*       2,800        78,925
Kerr-McGee Corporation             1,200        70,725
Tidewater, Incorporated            1,500        54,000
Union Pacific Resources
 Group, Incorporated               8,393       184,646
                                           -----------
                                               388,296
FINANCIAL SERVICES--3.54%
American General Corporation       1,800       109,800
Citigroup, Incorporated           10,500       632,625
Countrywide Credit
 Industries, Incorporated          6,000       181,875
Morgan Stanley, Dean Witter,
 Discover and Company              3,200       266,400
                                           -----------
                                             1,190,700
FOOD PRODUCERS--1.49%
IBP, Incorporated                  5,500        84,906
Interstate Bakeries
 Corporation                       9,000       126,000
Smithfield Foods,
 Incorporated *                    5,000       140,313
Universal Foods Corporation        8,000       148,000
                                           -----------
                                               499,219
FOOD RETAILERS--1.29%
Albertson's, Incorporated          3,100       103,075
Safeway, Incorporated *            7,300       329,412
                                           -----------
                                               432,487
HOMEBUILDING/SUPPLIES--0.15%
Centex Corporation                 2,200        51,700

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

COMMON STOCK                    SHARES        VALUE
INSURANCE COMPANIES--0.96%
CIGNA Corporation                  3,000   $   280,500
Conseco, Incorporated              4,200        40,950
                                           -----------
                                               321,450
LEISURE TIME/GAMING--0.25%
Brunswick Corporation              5,000        82,813

MEDICAL PRODUCTS/SUPPLIES--1.45%
Allergan, Incorporated             1,800       134,100
Beckman Coulter,
 Incorporated                      1,700        99,237
Johnson & Johnson                  2,500       254,688
                                           -----------
                                               488,025
MANUFACTURING-DIVERSIFIED--0.80%
Tyco International LTD             5,700       270,037
NATURAL GAS--1.54%
Enron Corporation                  8,000       516,000

OIL INTERNATIONAL--3.41%
BP Amoco p.l.c. ADR                5,292       299,329
Chevron Corporation                4,400       373,175
Royal Dutch Petroleum
 Company ADR                       7,700       474,031
                                           -----------
                                             1,146,535
RETAIL-GENERAL--0.45%
Federated Department Stores,
 Incorporated *                    3,000       101,250
J. C. Penney Company,
 Incorporated                      2,800        51,625
                                           -----------
                                               152,875
RETAIL-SPECIALTY--0.31%
Lowe's Companies,
 Incorporated                      1,500        61,594
Toys 'R' Us, Incorporated *        3,000        43,688
                                           -----------
                                               105,282
SEMICONDUCTORS--2.23%
Intel Corporation                  5,600       748,650

SPECIALTY PRINTING/SERVICES--0.31%
Banta Corporation                  5,500       104,156

STEEL--0.46%
Allegheny Technologies,
 Incorporated                      2,000        36,000
LTV Corporation                   16,000        46,000
USX-U. S. Steel Group              4,000        74,250
                                           -----------
                                               156,250
COMMON STOCK                    SHARES        VALUE
TELECOM-CELLULAR--0.74%
GTE Corporation                    4,000   $   249,000

TELECOM-LONG DISTANCE--2.08%
AT&T Corporation                  12,554       397,028
WorldCom, Incorporated *           6,600       302,775
                                           -----------
                                               699,803
TELEPHONE--2.17%
Alltel Corporation                 4,400       272,525
US West, Incorporated New          5,342       458,076
                                           -----------
                                               730,601
TRUCKING & SHIPPING--0.20%
US Freightways Corporation         2,700        66,319
                                           -----------
              TOTAL COMMON STOCK--53.84%
                      (Cost $11,188,971)    18,090,650
                                           -----------
                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE
AUTO & TRUCK MANUFACTURERS--1.44%
DaimlerChrysler North
 America, 7.20%, 09/01/09     $  500,000       483,030

AUTO PARTS MANUFACTURERS--2.90%
Cooper Tire & Rubber
 Company, 7.75%, 12/15/09      1,000,000       973,502

BANKS--2.67%
Morgan (J.P.) & Company,
 Incorporated, 6.00%,
 01/15/09                        500,000       443,191
Royal Bank of Scotland,
 yankee, 6.40%, 04/01/09         500,000       454,636
                                           -----------
                                               897,827
ELECTRONICS--1.85%
Koninklijke Philips
 Electronics, yankee,
 8.375%, 09/15/06                600,000       621,713

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

                                 FACE
BONDS AND NOTES                 AMOUNT        VALUE
GOVERNMENT AGENCIES--10.10%
Federal Home Loan Mortgage
 Corporation, 7.00%,
 09/15/07                     $1,000,000   $   988,460
Federal Home Loan Mortgage
 Corporation, Pool #298759,
 8.00%, 08/01/17                  94,827        95,178
Federal Home Loan Mortgage
 Corporation, Pool #284839,
 8.50%, 01/01/17                  29,289        29,803
Federal National Mortgage
 Association, 7.55%,
 04/22/02                        685,000       692,256
Federal National Mortgage
 Association, 7.70%,
 04/10/07                      1,500,000     1,473,840
Federal National Mortgage
 Association, Pool #041669,
 8.00%, 02/01/17                  16,953        17,114
Federal National Mortgage
 Association, Pool #48974,
 8.00%, 06/01/17                  97,636        98,566
                                           -----------
                                             3,395,217
INSURANCE COMPANIES--1.46%
The Mony Group Incorporated,
 8.35%, 03/15/10                 500,000       491,005

REAL ESTATE/REITS--1.38%
Weingarten Realty Investors,
 7.35%, 07/20/09                 500,000       462,427

U S TREASURY SECURITIES--9.77%
U S Treasury Bond, 6.000%,
 02/15/26                      2,350,000     2,297,125
U S Treasury Note, 5.875%,
 02/15/04                      1,000,000       986,250
                                           -----------
                                             3,283,375
                                           -----------
           TOTAL BONDS AND NOTES--31.57%
                      (Cost $10,431,075)    10,608,096
                                           -----------

                                 FACE
COMMERCIAL PAPER                AMOUNT        VALUE
FINANCIAL SERVICES--2.06%
Dana Credit Corporation,
 7.12%, 07/06/00              $  692,000   $   691,315

FOOD PRODUCERS--2.28%
ConAgra, Incorporated,
 6.92%, 07/05/00                 768,000       767,409

LODGING/HOTELS--2.94%
Marriott International
 Incorporated, 7.10%,
 07/10/00                        990,000       988,242

METALS & MINING--2.96%
Commercial Metals Company,
 7.10%, 07/07/00                 997,000       995,819

OIL DOMESTIC--2.29%
Anadarko Petroleum
 Corporation, 7.05%,
 07/11/00                        770,000       768,492

TRANSPORTATION-MISCELLANEOUS--1.29%
CSX Corporation, 6.90%,
 07/03/00                        433,000       432,834
                                           -----------
          TOTAL COMMERCIAL PAPER--13.82%
                       (Cost $4,644,111)     4,644,111
                                           -----------
               TOTAL INVESTMENTS--99.23%
                      (Cost $26,264,157)    33,342,857
             CASH AND OTHER ASSETS, LESS
                      LIABILITIES--0.77%       259,655
                                           -----------
                     NET ASSETS--100.00%   $33,602,512
                                           ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

ASSETS
Investments in securities, at value                           $ 33,342,857
Cash                                                                46,120
Prepaid Expenses                                                    22,398
Receivable for:
  Capital stock sold                                                10,347
  Dividends                                                         16,990
  Interest                                                         194,517
  Expense reimbursement                                              2,384
Other assets                                                        15,322
                                                              ------------
                                                TOTAL ASSETS    33,650,935
                                                              ------------
LIABILITIES
Capital stock reacquired                                               300
Accrued:
  Investment advisory fee                                           20,616
  Service fee                                                        6,872
  Distribution fee                                                   4,258
Other liabilities                                                   16,377
                                                              ------------
                                           TOTAL LIABILITIES        48,423
                                                              ------------
               NET ASSETS (applicable to shares outstanding)  $ 33,602,512
                                                              ============
NET ASSETS:
Class A                                                       $  2,101,532
--------------------------------------------------------------------------
Class B                                                       $  1,765,709
--------------------------------------------------------------------------
Class C                                                       $      9,643
--------------------------------------------------------------------------
Class T                                                       $ 29,725,628
--------------------------------------------------------------------------
    TOTAL NET ASSETS:                                         $ 33,602,512
                                                              ============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                   200,000,000
  Outstanding                                                      101,917
--------------------------------------------------------------------------
Class B:
  Authorized                                                   200,000,000
  Outstanding                                                       84,339
--------------------------------------------------------------------------
Class C:
  Authorized                                                   200,000,000
  Outstanding                                                          469
--------------------------------------------------------------------------
Class T:
  Authorized                                                    50,000,000
  Outstanding                                                    1,414,100
--------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share              $      20.62
  Offering price per share: (Net Assets value of $20.62 /
   95.00%)                                                    $      21.71
--------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                $      20.94
--------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share              $      20.57
  Offering price per share: (Net Assets value of $20.57 /
   99.00%)                                                    $      20.78
--------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share              $      21.02
  Offering price per share: (Net Assets value of $21.02 /
   94.25%)                                                    $      22.30
--------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                     $  115,174
Interest                                                         517,245
                                                              ----------
                                     TOTAL INVESTMENT INCOME     632,419
EXPENSES
Investment advisory fees                                         123,119
Service fees                                                      41,040
Professional fees                                                  7,798
Custodian and transactions fees                                   15,467
Directors' fees                                                   11,657
Qualification fees                                                15,759
Shareholder reporting expenses                                     1,968
Insurance expenses                                                 3,412
Distribution fees                                                  7,493
                                                              ----------
                                              TOTAL EXPENSES     227,713
                                    LESS EXPENSES REIMBURSED     (14,966)
                                                              ----------
                                                NET EXPENSES     212,747
                                                              ----------
INVESTMENT INCOME--NET                                           419,672
                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                             1,873,617
  Change in unrealized depreciation of investments for the
   period                                                     (1,092,486)
                                                              ----------
NET GAIN ON INVESTMENTS                                          781,131
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,200,803
                                                              ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2000             1999
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   419,672      $   636,619
  Net realized gain on investments                                 1,873,617        1,497,455
  Change in unrealized appreciation (depreciation)                (1,092,486)       1,358,236
                                                                 -----------      -----------
  Net increase in net assets resulting from operations             1,200,803        3,492,310
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                          (24,234)         (33,803)
    Class B                                                          (16,997)         (17,701)
    Class C                                                              (78)             (82)
    Class T                                                         (366,442)        (597,705)
  Capital gains
    Class A                                                          (16,940)         (65,054)
    Class B                                                          (14,024)         (39,133)
    Class C                                                              (78)            (200)
    Class T                                                         (238,852)      (1,121,320)
                                                                 -----------      -----------
    Total distributions to shareholders                             (677,645)      (1,874,998)
                                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS--NET
  Class A                                                            294,759        1,735,203
  Class B                                                            628,275        1,087,152
  Class C                                                                986            8,444
  Class T                                                           (894,265)        (765,616)
                                                                 -----------      -----------
Total net capital share transactions                                  29,755        2,065,183
                                                                 -----------      -----------
TOTAL INCREASE                                                       552,913        3,682,495
NET ASSETS
  Beginning of period                                             33,049,599       29,367,104
                                                                 -----------      -----------
  End of period                                                  $33,602,512      $33,049,599
                                                                 ===========      ===========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R BALANCED FUND

                                                                              CLASS T SHARES
                                          ---------------------------------------------------------------------------------------
                                          (UNAUDITED)
                                           SIX MONTHS
                                             ENDED
                                            JUNE 30,                             YEAR ENDED DECEMBER 31,
                                          ------------   ------------------------------------------------------------------------
                                              2000           1999           1998           1997           1996           1995
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net Asset Value, Beginning of
       Period                             $ 20.67        $ 19.63        $ 18.32        $ 17.90        $ 16.85        $ 14.32
      Investment income--net                 0.27           0.42           0.48           0.57           0.49           0.49
      Net realized and unrealized gain
       on investments                        0.51           1.84           1.96           2.50           1.48           2.67
                                          -------        -------        -------        -------        -------        -------
        Total from Investment Operations     0.78           2.26           2.44           3.07           1.97           3.16
      Less distributions from
        Investment income--net              (0.26)         (0.42)         (0.47)         (0.59)         (0.49)         (0.49)
        Capital gains                       (0.17)         (0.80)         (0.66)         (2.06)         (0.43)         (0.14)
                                          -------        -------        -------        -------        -------        -------
                     Total Distributions    (0.43)         (1.22)         (1.13)         (2.65)         (0.92)         (0.63)
                                          -------        -------        -------        -------        -------        -------
      Net Asset Value, End of Period      $ 21.02        $ 20.67        $ 19.63        $ 18.32        $ 17.90        $ 16.85
                                          =======        =======        =======        =======        =======        =======
                          Total Return @     3.76 %**      11.87 %        13.83 %        17.46 %        11.86 %        22.29 %
                                          =======        =======        =======        =======        =======        =======
      RATIOS (IN
       PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's
       omitted)                           $29,726        $30,146        $29,367        $25,838        $23,188        $21,757
      Ratio of expenses with
       reimbursement to average net
       assets                                1.25 %*        1.25 %         1.25 %         1.26 %         1.21 %         1.26 %
      Ratio of expenses without
       reimbursement to average net
       assets                                1.33 %*        1.41 %         1.37 %         1.36 %         1.34 %         1.46 %
      Ratio of net investment income to
       average net assets                    2.60 %*        2.15 %         2.55 %         3.02 %         2.83 %         2.99 %
      Portfolio turnover rate                8.60 %        18.01 %        16.01 %        27.52 %        23.78 %        16.39 %

                                             CLASS A SHARES                   CLASS B SHARES
                                     ------------------------------   ------------------------------
                                     (UNAUDITED)     PERIOD FROM      (UNAUDITED)     PERIOD FROM
                                     SIX MONTHS    JANUARY 1, 1999    SIX MONTHS    JANUARY 1, 1999
                                        ENDED             TO             ENDED             TO
                                      JUNE 30,         JUNE 30,        JUNE 30,         JUNE 30,
                                     -----------   ----------------   -----------   ----------------
                                        2000             1999            2000             1999
                                     -----------   ----------------   -----------   ----------------
      Net Asset Value, Beginning of
       Period                        $20.30           $19.63          $20.64           $19.63
      Investment income--net           0.26             0.47            0.23             0.40
      Net realized and unrealized
       gain on investments             0.48             1.47            0.46             1.81
                                     ------           ------          ------           ------
              Total from Investment
                         Operations    0.74             1.94            0.69             2.21
      Less distributions from
        Investment income--net        (0.25)           (0.47)          (0.22)           (0.40)
        Capital gains                 (0.17)           (0.80)          (0.17)           (0.80)
                                     ------           ------          ------           ------
                Total Distributions   (0.42)           (1.27)          (0.39)           (1.20)
                                     ------           ------          ------           ------
      Net Asset Value, End of
       Period                        $20.62           $20.30          $20.94           $20.64
                                     ======           ======          ======           ======
                  Total Return @ **    3.63 %          10.13 %          3.35 %          11.52 %
                                     ======           ======          ======           ======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)               $2,102           $1,777          $1,766           $1,119
      Ratio of expenses with
       reimbursement to average net
       assets *                        1.50 %           1.51 %          2.00 %           2.01 %
      Ratio of expenses without
       reimbursement to average net
       assets *                        1.76 %             --            2.13 %             --
      Ratio of net investment
       income to average net assets*   2.35 %           1.87 %          1.86 %           1.36 %
      Portfolio turnover rate          8.60 %          18.01 %          8.60 %          18.01 %

                                             CLASS C SHARES
                                     ------------------------------
                                     (UNAUDITED)     PERIOD FROM
                                     SIX MONTHS    JANUARY 1, 1999
                                        ENDED             TO
                                      JUNE 30,         JUNE 30,
                                     -----------   ----------------
                                        2000             1999
                                     -----------   ----------------
      Net Asset Value, Beginning of
       Period                        $20.25           $19.63
      Investment income--net           0.18             0.41
      Net realized and unrealized
       gain on investments             0.48             1.42
                                     ------           ------
              Total from Investment
                         Operations    0.66             1.83
      Less distributions from
        Investment income--net        (0.17)           (0.41)
        Capital gains                 (0.17)           (0.80)
                                     ------           ------
                Total Distributions   (0.34)           (1.21)
                                     ------           ------
      Net Asset Value, End of
       Period                        $20.57           $20.25
                                     ======           ======
                  Total Return @ **    3.24 %           9.58 %
                                     ======           ======
      RATIOS (IN PERCENTAGES)/
       SUPPLEMENTAL DATA
      Net Assets, end of period
       (000's omitted)               $   10           $    8
      Ratio of expenses with
       reimbursement to average net
       assets *                        2.25 %           2.26 %
      Ratio of expenses without
       reimbursement to average net
       assets *                        9.56 %             --
      Ratio of net investment
       income to average net assets*   1.62 %           1.13 %
      Portfolio turnover rate          8.60 %          18.01 %

*   Ratios annualized

@   Does not include the effect of sales charge

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Equity Funds (the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds are comprised of the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc. Operations commenced January 31, 1969 for the SM&R Growth Fund, May 1, 1970 for the SM&R Equity Income Fund and November 20, 1987 for the SM&R Balanced Fund for performance and tracking information.

The Funds have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each had a single class of shares, and are offering five new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 5.00% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan; the Class J shares (Network class) subject to a 12b-1 Plan, only; and the Class Y shares (Institutional class) subject to no charges. The Class J and Y shares have not commenced operations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each fund is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value plus a sales charge. The Funds repurchase shares at net asset value. Dividends and other distributions are recorded by the Funds on the ex-dividend date and may be reinvested at net asset value.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

EXPENSES:
Distribution, qualification fees or other fees directly attributable to the funds' class of shares are charged to that funds class operations. All other operating expenses not directly attributable to a Funds' operations are prorated among the Funds based on the relative amount of each Funds' net assets or shareholders, and then allocated among the classes of that fund.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                               INVESTMENT    SERVICE
NET ASSETS                                                    ADVISORY FEE     FEE
Not exceeding $100,000,000                                       0.750%       0.250%
Exceeding $100,000,000 but not exceeding $200,000,000            0.625%       0.200%
Exceeding $200,000,000 but not exceeding $300,000,000            0.500%       0.150%
Exceeding $300,000,000                                           0.400%       0.100%

The investment advisory agreement for the Growth Fund provides for incentive fees that will increase or decrease the basic investment advisory fee, based on the performance of the fund in relation to a specified industry index for the funds with similar objectives over a rolling 36-month period. For the six months ended June 30, 2000, the investment advisory fee was decreased by approximately $223,855.

SM&R has agreed to reimburse the Funds for regular operating expenses, other than taxes, interest, and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan", the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the six months ended June 30, 2000, the Growth Fund, Equity Income Fund and Balanced Fund paid $5,804, $11,224 and $3,235, respectively as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
During the six months ended June 30, 2000, SM&R, as principal underwriter, received as sales charges on sale of shares of capital stock of the Funds and made reallowances to dealers as follows:

                                                    SALES                SALES
                                                   CHARGES              CHARGES
                                               RECEIVED BY SM&R   REALLOWED TO DEALERS
Growth                                             $182,926              $1,162
Equity Income                                      $141,165              $1,665
Balanced                                           $ 17,803              $  152

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of June 30, 2000, SM&R and American National had the following ownership in the Funds:

                                SM&R                AMERICAN NATIONAL
                       -----------------------   ------------------------
                                  PERCENT OF                 PERCENT OF
                                   SHARES                     SHARES
                       SHARES     OUTSTANDING     SHARES     OUTSTANDING
Growth                 223,240       0.65%       1,841,900       5.36%
Equity Income           19,482       0.28%              --          --
Balanced               138,269       8.64%         265,146      16.56%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper and short-term bonds and notes, were as follows:

                                           PURCHASES       SALES
Growth                                    $31,333,645   $22,003,719
Equity Income                             $38,632,941   $23,317,027
Balanced                                  $ 3,660,645   $ 2,389,511

Gross unrealized appreciation and depreciation as of June 30, 2000, were as follows:

                                          APPRECIATION   DEPRECIATION
Growth                                    $98,753,277    $14,299,406
Equity Income                             $50,935,429    $17,969,265
Balanced                                  $ 8,533,086    $ 1,454,386

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK
SM&R GROWTH FUND

                                                                     (UNAUDITED)
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                    JUNE 30, 2000                  DECEMBER 31, 1999
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
  Sale of capital shares:
    Class T                                                    1,539,442   $ 10,041,215         2,035,769   $ 12,211,276
    Class A                                                      410,228      2,671,299           588,609      3,552,451
    Class B                                                      226,729      1,452,121           231,719      1,382,526
    Class C                                                       20,019        138,297            26,871        160,112
                                                              ----------   ------------        ----------   ------------
    Total sale of capital shares                               2,196,418     14,302,932         2,882,968     17,306,365
  Investment income dividends reinvested:
    Class T                                                       97,778        645,331           135,539        838,061
    Class A                                                        1,522          9,967               737          4,653
    Class B                                                           --             --                --             --
    Class C                                                           --             --                --             --
                                                              ----------   ------------        ----------   ------------
    Total investment income dividends reinvested                  99,300        655,298           136,276        842,714
  Distributions from net realized gains reinvested:
    Class T                                                      238,406      1,573,435         1,351,172      8,566,392
    Class A                                                        6,512         42,645            21,368        134,830
    Class B                                                        3,325         21,611             9,225         57,657
    Class C                                                          197          1,341               762          4,941
                                                              ----------   ------------        ----------   ------------
    Total distributions from net realized gains                  248,440      1,639,032         1,382,527      8,763,820
  Redemptions of capital shares outstanding:
    Class T                                                   (2,877,026)   (18,763,259)       (5,230,280)   (31,395,182)
    Class A                                                      (91,194)      (598,244)          (49,491)      (303,471)
    Class B                                                      (14,072)       (90,367)           (8,708)       (52,017)
    Class C                                                      (12,166)       (81,366)           (8,285)       (49,963)
                                                              ----------   ------------        ----------   ------------
    Total redemptions of capital shares outstanding           (2,994,458)   (19,533,236)       (5,296,764)   (31,800,633)
                                                              ----------   ------------        ----------   ------------
  Net decrease in capital shares outstanding                    (450,300)  $ (2,935,974)         (894,993)  $ (4,887,734)
                                                                           ============                     ============
  Shares outstanding at beginning of period                   34,827,670                       35,722,663
                                                              ----------                       ----------
  Shares outstanding at end of period                         34,377,370                       34,827,670
                                                              ==========                       ==========
  Net assets as of June 30, 2000, are comprised of the following:
  Capital (par value and additional paid-in)                               $129,867,959
  Undistributed net investment income                                            30,707
  Accumulated net realized gain on investments                               11,601,631
  Net unrealized appreciation of investments                                 84,453,871
                                                                           ------------
  Net Assets                                                               $225,954,168
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R EQUITY INCOME FUND

                                                                     (UNAUDITED)
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                    JUNE 30, 2000                  DECEMBER 31, 1999
                                                              -------------------------        -------------------------
                                                                SHARES        AMOUNT             SHARES        AMOUNT
                                                              ----------   ------------        ----------   ------------
Sales of capital shares:
    Class T                                                      160,552   $  3,952,536           397,021   $ 11,261,285
    Class A                                                       57,013      1,372,521           191,346      5,356,418
    Class B                                                       38,299        906,249           171,923      4,819,232
    Class C                                                           91          2,230            10,458        300,119
                                                              ----------   ------------        ----------   ------------
    Total sale of capital shares                                 255,955      6,233,536           770,748     21,737,054
  Investment income dividends reinvested:
    Class T                                                       67,262      1,697,802           138,309      3,781,416
    Class A                                                        2,093         51,736             3,176         78,839
    Class B                                                        1,404         34,107             2,803         68,163
    Class C                                                           27            674               147          3,669
                                                              ----------   ------------        ----------   ------------
    Total investment income dividends reinvested                  70,786      1,784,319           144,435      3,932,087
  Distributions from net realized gains reinvested:
    Class T                                                       49,229      1,257,810           486,492     11,987,183
    Class A                                                        1,763         44,061            11,388        275,259
    Class B                                                        1,616         39,692            12,064        286,638
    Class C                                                           44          1,121               737         17,868
                                                              ----------   ------------        ----------   ------------
    Total distributions from net realized gains                   52,652      1,342,684           510,681     12,566,948
  Redemptions of capital shares outstanding:
    Class T                                                   (1,236,803)   (30,389,879)       (1,406,392)   (39,481,866)
    Class A                                                      (30,159)      (735,186)          (12,196)      (346,072)
    Class B                                                      (22,725)      (534,830)           (8,688)      (234,990)
    Class C                                                       (5,655)      (135,404)             (277)        (7,665)
                                                              ----------   ------------        ----------   ------------
    Total redemptions of capital shares outstanding           (1,295,342)   (31,795,299)       (1,427,553)   (40,070,593)
                                                              ----------   ------------        ----------   ------------
  Net decrease in capital shares outstanding                    (915,949)  $(22,434,760)           (1,689)  $ (1,834,504)
                                                                           ============                     ============
  Shares outstanding at beginning of period                    7,812,261                        7,813,950
                                                              ----------                       ----------
  Shares outstanding at end of period                          6,896,312                        7,812,261
                                                              ==========                       ==========
  Net assets as of June 30, 2000, are comprised of the following:
  Capital (par value and additional paid-in)                               $133,874,195
  Undistributed net investment income                                            84,249
  Accumulated net realized gain on investments                                6,653,640
  Net unrealized appreciation of investments                                 32,966,164
                                                                           ------------
  Net Assets                                                               $173,578,248
                                                                           ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R BALANCED FUND

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30,2000                 DECEMBER 31, 1999
                                                              -----------------------        -----------------------
                                                               SHARES       AMOUNT            SHARES       AMOUNT
                                                              ---------   -----------        ---------   -----------
Sales of capital shares:
    Class T                                                      68,627   $ 1,433,811           82,302   $ 1,632,418
    Class A                                                      13,742       280,255           85,863     1,702,510
    Class B                                                      30,677       638,868           51,561     1,034,545
    Class C                                                          47           936              406         8,177
                                                              ---------   -----------        ---------   -----------
    Total sale of capital shares                                113,093     2,353,870          220,132     4,377,650
  Investment income dividends reinvested:
    Class T                                                      16,684       354,882           29,462       581,088
    Class A                                                       1,162        24,233            1,721        33,823
    Class B                                                         796        16,825              886        17,701
    Class C                                                           4            78                4            82
                                                              ---------   -----------        ---------   -----------
    Total investment income dividends reinvested                 18,646       396,018           32,073       632,694
  Distributions from net realized gains reinvested:
    Class T                                                      10,983       230,865           55,122     1,104,641
    Class A                                                         822        16,940            3,303        65,034
    Class B                                                         670        14,024            1,954        39,133
    Class C                                                           4            78               10           200
                                                              ---------   -----------        ---------   -----------
    Total distributions from net realized gains reinvested       12,479       261,907           60,389     1,209,008
  Redemptions of capital shares outstanding:
    Class T                                                    (140,795)   (2,913,823)        (204,696)   (4,083,763)
    Class A                                                      (1,320)      (26,669)          (3,376)      (66,164)
    Class B                                                      (1,997)      (41,442)            (208)       (4,227)
    Class C                                                          (5)         (106)              (1)          (15)
                                                              ---------   -----------        ---------   -----------
    Total redemptions of captial shares outstanding            (144,117)   (2,982,040)        (208,281)   (4,154,169)
                                                              ---------   -----------        ---------   -----------
  Net increase in capital shares outstanding                        101   $    29,755          104,313   $ 2,065,183
                                                                          ===========                    ===========
  Shares outstanding at beginning of period                   1,600,724                      1,496,411
                                                              ---------                      ---------
  Shares outstanding at end of period                         1,600,825                      1,600,724
                                                              =========                      =========
  Net assets as of June 30, 2000, are comprised of the following:
  Capital (par value and additional paid in capital)                      $24,636,942
  Accumulated net realized gain on investments                              1,886,870
  Net unrealized appreciation of investments                                7,078,700
                                                                          -----------
  Net Assets                                                              $33,602,512
                                                                          ===========

SM&R EQUITY FUNDS                2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                               Ralph S. Clifford
                                Paul D. Cummings
                                 Jack T. Currie
                              Michael W. McCroskey
                                 Ira W. Painton
                               Donald P. Stevens
                                Steven H. Stubbs

                                    OFFICERS
                        Michael W. McCroskey, President
             Gordon D. Dixon, Vice President and Portfolio Manager
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                               SM&R EQUITY FUNDS

                             SM&R Growth Fund, Inc.

                          SM&R Equity Income Fund, Inc.

                            SM&R Balanced Fund, Inc.




                             SM&R INVESTMENTS, INC.

                           SM&R Government Bond Fund

                              SM&R Tax Free Fund

                              SM&R Primary Fund

                            SM&R Money Market Fund






                              HOW TO REACH US:

             SHAREHOLDER SERVICES          SALES AND MARKETING
                (800) 231-4639                (800) 526-8346

     FUND QUOTES AND INVESTOR HOTLINE     TO REQUEST A PROSPECTUS
                (877) 239-2049                (800) 231-4639

                   VISIT OUR WEBSITE AT: www.smrinvest.com






                  [LOGO]  SECURITIES MANAGEMENT
                          AND RESEARCH, INC.
                          MANAGER & DISTRIBUTOR
                          ---------------------
                          MEMBER NASD, SIPC

  2450 SOUTH SHORE BLVD., SUITE 400 - LEAGUE CITY, TX 77573 - (281)334-2469


                          Form 9092S - 8/2000